CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Debt-for-Equity Swap	$ 450	$ 450
Debt-for-Equity Swap (in Shares)	281,250	281,250